GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
GOING CONCERN
GOING CONCERN

NOTE 3: GOING CONCERN

The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Conditions and Events

As of June 30, 2026, the Company had cash and cash equivalents of approximately $2,394,000 and a working capital deficit of approximately $29,761,000. For the six months ended June 30, 2026, the Company incurred a net loss of approximately $7,406,000 and used approximately $4,586,000 of cash in operating activities from continuing operations. In May 2025, the Company’s common stock was delisted from the Nasdaq Global Market and currently trades on the OTCQX Best Market. Since May 2025, the Company has raised in excess of $15 million through equity and debt financings, principally from existing shareholders and family offices. The Company’s access to institutional capital has nonetheless remained constrained relative to the period prior to the delisting, and financings have been completed on terms reflecting a higher cost of capital. These conditions raise substantial doubt about its ability to continue as a going concern.

Transactions Completed During and Subsequent to the Quarter

During the quarter ended June 30, 2026 and subsequent to quarter end, the Company completed the following transactions, each of which is reflected in the accompanying condensed consolidated balance sheet or disclosed in Note 16, Subsequent Events:

Blue Cloud share exchange. On June 17, 2026, the Company completed the divestiture of its India operations through the transfer of its 94.12% ownership interest in GIX to Blue Cloud pursuant to a Share Swap Agreement dated April 6, 2026 among the Company, AstraBridge Inc. and Blue Cloud, recorded at approximately $31,413,579 and classified as marketable securities. The shares are subject to a lock-up that expires in February 2027.

Divestiture of India operating segment. On June 17, 2026, the Company completed the divestiture of its India operating segment, which generated operating losses in each of the periods presented. The transaction was reported on the Company’s Current Report on Form 8-K filed June 25, 2026.

Reduction of convertible indebtedness. Until June 30, 2026, the Company’s largest institutional convertible position was reduced from approximately $2,500,000 to approximately $600,000 and is subject to a standstill agreement. Approximately $1,000,000 of other indebtedness converted to equity during the period.

Registration statement on file. The Company’s Registration Statement on Form S-1/A (Reg. No. 333-292769) is on file with the Securities and Exchange Commission with respect to a firm commitment underwritten public offering.

Senior secured note financing. On August 7, 2026, the Company entered into a non-binding term sheet providing for the issuance of two senior secured promissory notes with an aggregate principal amount of approximately $5,635,000, resulting in aggregate net proceeds of approximately $5,000,000. Approximately $3,800,000 of the proceeds are expected to be used to repay certain institutional convertible notes, shareholder promissory notes, merchant cash advance obligations, and trade payables, with the remaining proceeds available for general working capital purposes.

The proposed financing remains subject to the completion of customary due diligence, negotiation and execution of definitive financing documentation, delivery of a legal opinion, and satisfaction of customary closing conditions. Accordingly, there can be no assurance that the financing will be completed on the terms contemplated by the term sheet, or at all.

Under the terms contemplated by the term sheet, Senior Secured Note 1 will mature on the earlier of (i) 30 days following the expiration of the lock-up period applicable to the Blue Cloud shares or (ii) 12 months from the date of execution of the definitive financing agreement. Senior Secured Note 2 will mature 12 months from the date of execution of the definitive financing agreement.

Management’s Plans

Management has developed the following plans intended to eliminate going concern issues:

●	Underwritten public offering. Management is pursuing an underwritten public offering of the Company’s common stock, pursuant to its registration statement, which is expected to provide gross proceeds of approximately $5,000,000. Completion of the offering is subject to, among other conditions, approval of the Company’s application to list its common stock on a national securities exchange and prevailing market conditions at the time of pricing. There can be no assurance that the offering will be completed on the anticipated terms, or at all.
●	Continuing operations. Following the divestitures of unprofitable and non-strategic businesses, the Company’s continuing operations are focused on its AI-enabled logistics and AI infrastructure businesses. Management believes that this streamlined business portfolio is expected to support the Company’s overall growth strategy and contribute to improved operating margins and financial performance in the future periods.
●	Reduction of operating and public company costs. Management continues to implement cost-efficiency initiatives across the Company, including reductions in public company and operating expenses. Management is also actively reducing discretionary spending by approximately $1,000,000 and streamlining the Company’s cost structure to improve operating efficiency and support stronger financial performance.
●	Divestiture of unprofitable and non-strategic services business. The Company is planning and exploring strategic alternatives for the divestiture of its remaining Owned Service Network (“OSN”) segments, which have generated significant operating losses in recent quarters. If approved by the Board and successfully completed, management believes that a potential divestiture or restructuring of these operations would further streamline the Company’s business portfolio, reduce operating losses, and allow management to focus resources on its core, higher-growth businesses.
●	Marketable securities. The Company has executed an agreement to margin collateralize its holding of 160,000,000 Blue Cloud shares when the lock up expires in February 2027. Expected proceeds would be approximately $10,000,000 USD. Company is planning to use the proceeds to pay off debt and bolster its cash reserve.

Management’s Conclusion

As of the date on which these unaudited condensed consolidated financial statements were available to be issued, the Company believes that the cash on hand, and additional investments available through the issuance of new Common Stock and additional borrowings, will be inadequate to satisfy the Company’s working capital requirements for at least the next twelve months from the date of issuance of these condensed financial statements. The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital through the issuance of equity or receive additional borrowings to fund the Company’s operations over the next year.

If management’s plans described above are successfully executed, the Company believes that the additional liquidity obtained through such transactions could mitigate the conditions and events that currently raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these unaudited condensed consolidated financial statements are issued. However, the successful execution of these plans is not entirely within management’s control and remains subject to significant uncertainties. The Company’s ability to raise additional capital through equity financings and obtain additional borrowings remains dependent upon, among other factors, negotiations with potential investors and lenders, completion of due diligence procedures, execution of definitive agreements, satisfaction of customary closing conditions, prevailing market conditions, and other factors outside of the Company’s control. Accordingly, there can be no assurance that the Company will be successful in completing such transactions or obtaining the necessary funding on acceptable terms, or at all.

Accordingly, management has concluded that these plans do not, considered in the aggregate, meet the threshold under ASC 205-40 for alleviating substantial doubt about the Company’s ability to continue as a going concern has not been alleviated as of the issuance date. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3: GOING CONCERN

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

Conditions and Events Raising Substantial Doubt

As of December 31, 2025, the Company had cash of approximately $2,737,000 and a working capital deficit of approximately $19,726,000, in each case excluding amounts classified as discontinued operations. The Company incurred a loss from continuing operations of approximately $17,253,000 and net cash used in operating activities of continuing operations of approximately $9,140,108 for the year ended December 31, 2025, and a consolidated net loss of approximately $16,058,000 including discontinued operations. Amounts presented for all periods have been restated to present the Company’s India-based operations as discontinued operations, as described in Note 22. In addition, the Company’s common stock was delisted from the Nasdaq Global Market in May 2025, which may limit access to capital markets and adversely impact the Company’s ability to raise additional financing.

These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued.

Management’s Evaluation

Management has evaluated the significance of these conditions in relation to the Company’s ability to meet its obligations as they become due within one year after the issuance date of these consolidated financial statements. The Company’s recurring losses from operations, negative operating cash flows, working capital deficit and limited liquidity are expected to continue to require additional funding to support ongoing operations and satisfy existing obligations. The delisting of the Company’s common stock further constrains access to capital and may increase the cost of financing. As a result, management has concluded that, absent the successful execution of its plans, the Company may be unable to meet its obligations as they become due.

Management’s Plans to Alleviate Substantial Doubt

Management is actively pursuing multiple initiatives intended to improve liquidity and support the Company’s ability to continue as a going concern, including:

●	raising additional capital through equity and/or debt financing arrangements;
●	continuing to expand revenue-generating activities across its Owned Service Network, Managed Solutions, Distributed Energy & Renewables and Transportation segments;
●	improving operating margins through cost management initiatives, including reductions in discretionary spending and optimization of operating expenses; and
●	pursuing strategic partnerships, customer contracts and other business arrangements to enhance cash flows.

While management believes these plans are reasonable and within its control, there can be no assurance that such plans will be successfully implemented or will generate sufficient liquidity to meet the Company’s obligations. Accordingly, substantial doubt about the Company’s ability to continue as a going concern remains.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.